Revenue and Segment Information (Details) - Schedule of segment information for the reporting period - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue from operating activities	$ 526,807	$ 193,113	$ 1,744,629
Interest income	567,598	18,864	6,197
Fair value change in derivative financial instruments		(842,463)	2,312,197
Gain on disposal of Investment in Equity Instrument	782,023
Loss on fair value changes in investment	(225,000)
Other income	2,878	335,807	82,561
Segment revenue	1,654,306	(294,679)	4,145,584
Cost of sales	(687,477)	149,447	1,311,566
Employee benefit expenses	(1,462,996)	1,613,922	2,212,643
Depreciation and amortization expenses	(1,993,007)	1,326,811	2,078,762
Professional and consulting expenses	(6,232,982)	2,376,038	1,373,907
Travel and accommodation expenses	(159,783)	91,385	40,895
Other operating expenses	(840,324)	725,710	1,111,140
Provision for written off inventory		(9,439)	(17,671)
Provision for bad debts		14,390
Finance costs	(916,380)	2,000,952	2,100,272
Share on losses of associates	(322,893)
Gain disposal of subsidiaries	62,029	(1,998,269)	28,990
Plant and equipment written off			110
Provision for impairment loss on intangible assets			3,459,340
Development projects written off			930,356
Gain on deemed disposal of subsidiary	144,827
Provision for the inventory	(1,121,788)
Provision for bad debt	(102,308)		58,932
Written off of property, plant and equipment	(93,183)
Loss on fair value change in warrant	(3,566,433)
Exchange gain/(loss)	1,775,889
Segment expenses	(15,516,809)	6,290,947	14,689,242
Segment operating (loss)/ profit	(13,862,503)	(6,585,626)	(10,543,658)
Segment assets	57,470,203	25,090,411	12,953,666
Segment liabilities	(14,551,191)	(11,134,041)	8,047,814
Sales of Halal products [Member]
Revenue
Revenue from operating activities	526,807
Interest income	6
Segment revenue	526,813
Cost of sales	(687,477)
Employee benefit expenses	(197,980)
Depreciation and amortization expenses	(191,155)
Professional and consulting expenses	(70,671)
Travel and accommodation expenses	(136,288)
Other operating expenses	(174,394)
Finance costs	(13,037)
Provision for the inventory	(96,197)
Exchange gain/(loss)	74,585
Segment expenses	(1,492,614)
Segment operating (loss)/ profit	(965,801)
Segment assets	5,215,538
Segment liabilities	(1,899)
Provision of credit risk analysis [Member]
Revenue
Interest income	1	5
Segment revenue	1	5
Employee benefit expenses	(107,035)	10,925
Depreciation and amortization expenses	(33,213)
Professional and consulting expenses	(11,332)	307,700
Travel and accommodation expenses		10,633
Other operating expenses	5,673	66,372
Share on losses of associates	(322,893)
Exchange gain/(loss)	(4)
Segment expenses	(468,804)	395,630
Segment operating (loss)/ profit	(468,803)	(395,625)
Segment assets		2,049,261
Segment liabilities		(808,980)
Provision of consultancy [Member]
Revenue
Interest income	1
Other income	2,878
Segment revenue	2,879
Employee benefit expenses	(381,985)
Depreciation and amortization expenses	(21,552)
Professional and consulting expenses	(489,050)
Travel and accommodation expenses	(27)
Other operating expenses	(84,166)
Finance costs	(17,640)
Gain disposal of subsidiaries	386
Exchange gain/(loss)	(50,800)
Segment expenses	(1,044,834)
Segment operating (loss)/ profit	(1,041,955)
Corporate [Member]
Revenue
Interest income	567,590
Fair value change in derivative financial instruments		(842,463)	2,312,197
Gain on disposal of Investment in Equity Instrument	782,023
Loss on fair value changes in investment	(225,000)
Other income		296,076
Segment revenue	1,124,613	(546,387)	2,312,197
Employee benefit expenses	(513,863)	730,743	400,103
Depreciation and amortization expenses	(141,026)	141,472	68
Professional and consulting expenses	(5,263,462)	837,880	856,698
Travel and accommodation expenses	(8,551)	6,045	14,213
Other operating expenses	(456,548)	(1,683,283)	334,945
Finance costs	(718,051)	1,954,067	1,692,218
Gain disposal of subsidiaries	10,500	4,929,707	22,235,337
Plant and equipment written off			110
Gain on deemed disposal of subsidiary	144,827
Provision for the inventory	(1,025,591)
Written off of property, plant and equipment	(93,183)
Loss on fair value change in warrant	(3,566,433)
Exchange gain/(loss)	1,720,680
Segment expenses	(9,910,701)	6,916,631	25,533,692
Segment operating (loss)/ profit	(8,786,088)	(7,463,018)	(23,221,495)
Segment assets	25,275,654	210,580	2,016,256
Segment liabilities	(14,038,713)	(7,842,009)	(5,589,384)
Sales of electronic glass [Member]
Revenue
Cost of sales		6,654
Employee benefit expenses	(120,985)	105,680
Depreciation and amortization expenses	(407,155)	913
Professional and consulting expenses	(56,225)	8,772
Travel and accommodation expenses	(14,917)	65,808
Other operating expenses	(30,749)	92,035
Finance costs	(129,458)	60,448
Gain disposal of subsidiaries	51,143
Exchange gain/(loss)	1,851
Segment expenses	(706,495)	340,310
Segment operating (loss)/ profit	(706,495)	(340,310)
Segment assets	20,910,964	15,645,858
Segment liabilities	(1,392)	(1,737,509)
NFT [Member]
Revenue
Employee benefit expenses	(141,148)
Depreciation and amortization expenses	(65,509)
Professional and consulting expenses	(157,312)
Other operating expenses	(93,183)
Segment expenses	(457,152)
Segment operating (loss)/ profit	(457,152)
Segment assets	510,522
Segment liabilities	(527)
Sales of air- filter products [Member]
Revenue
Revenue from operating activities		189,133	317,472
Segment revenue		189,133	317,472
Cost of sales		140,072	156,560
Depreciation and amortization expenses	(1,133,397)	1,049,125	179,144
Professional and consulting expenses	(184,930)	36,881
Other operating expenses	(6,957)	23,855	1,196
Provision for bad debts		14,390
Finance costs	(38,194)	3,009
Provision for bad debt	(102,308)
Exchange gain/(loss)	29,577
Segment expenses	(1,436,209)	1,267,332	336,900
Segment operating (loss)/ profit	(1,436,209)	(1,078,199)	(19,428)
Segment assets	5,557,525	6,417,042	6,529,733
Segment liabilities	$ (508,660)	(457,741)	2,733,042
Development, sale and distribution of 3D displays, conversion equipment, software and others [Member]
Revenue
Revenue from operating activities		3,980	1,427,157
Interest income		18,859	6,197
Other income			82,561
Segment revenue		22,839	1,515,915
Cost of sales		2,721	1,155,006
Employee benefit expenses		215,757	1,570,626
Depreciation and amortization expenses		109,325	1,897,243
Professional and consulting expenses		5,802	(116,977)
Travel and accommodation expenses		7,980	24,436
Other operating expenses		1,534,404	734,523
Provision for written off inventory		(9,439)	(17,671)
Finance costs		16,763	408,054
Gain disposal of subsidiaries		(6,927,976)	(22,206,347)
Provision for impairment loss on intangible assets			3,459,340
Development projects written off			930,356
Provision for bad debt			58,932
Segment expenses		(5,044,663)	(12,102,479)
Segment operating (loss)/ profit		5,067,502	13,618,394
Segment assets			2,070,047
Segment liabilities			5,015,497
IoT [Member]
Revenue
Other income		39,731
Segment revenue		39,731
Employee benefit expenses		550,817
Depreciation and amortization expenses		25,976
Professional and consulting expenses		1,179,003
Travel and accommodation expenses		919
Other operating expenses		692,327
Finance costs		(33,335)
Segment expenses		2,415,707
Segment operating (loss)/ profit		(2,375,976)
Segment assets		767,670
Segment liabilities		$ (287,802)
Consultancy services [Member]
Revenue
Employee benefit expenses			241,914
Depreciation and amortization expenses			2,307
Professional and consulting expenses			634,186
Travel and accommodation expenses			2,246
Other operating expenses			40,476
Segment expenses			921,129
Segment operating (loss)/ profit			(921,129)
Segment assets			2,337,630
Segment liabilities			$ 5,888,659